Disclosures on Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	$ 2,522.6	₨ 184,419.9	₨ 109,372.3
Financial liabilities measured at fair value	612.6	44,796.1	75,364.7
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	474.8	34,715.5	18,234.0
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	836.2	61,126.4	46,824.6
Financial liabilities measured at fair value	612.6	44,796.1	75,364.7
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	$ 1,211.6	88,578.0	44,313.7
Derivative financial instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		61,126.4	46,824.6
Financial liabilities measured at fair value		44,796.1	75,364.7
Derivative financial instruments [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		61,126.4	46,824.6
Financial liabilities measured at fair value		44,796.1	75,364.7
Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		43,404.6	25,349.8
Investments [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		34,715.5	18,234.0
Investments [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		8,689.1	7,115.8
Finance Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		79,888.9	37,197.9
Finance Receivables [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		₨ 79,888.9	₨ 37,197.9